                                      Rule 497(e) File Nos. 2-90519 and 811-4007


Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MARCH 1, 2000

CITIFUNDS(R) LARGE CAP GROWTH PORTFOLIO

Effective September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges. In addition, there may be differences in certain shareholder services and programs offered by the Smith Barney funds.

                                      Rule 497(e) File Nos. 2-90519 and 811-4007


Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MARCH 1, 2000

CITIFUNDS(R) SMALL CAP GROWTH PORTFOLIO

Effective September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges. In addition, there may be differences in certain shareholder services and programs offered by the Smith Barney funds.

                                      Rule 497(e) File Nos. 2-90519 and 811-4007


Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MARCH 1, 2000

CITIFUNDS(R) GROWTH & INCOME PORTFOLIO

On July 13, 2000, the Board of Trustees of CitiFunds Growth & Income Portfolio approved an agreement and plan of reorganization between CitiFunds Growth & Income Portfolio and Smith Barney Large Cap Value Fund. The agreement and plan of reorganization is subject to approval by shareholders of CitiFunds Growth & Income Portfolio.

In addition, after September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges.